PROSPECTUS

Federated ARMs Fund

INSTITUTIONAL SHARES

A mutual fund seeking to provide current income consistent with minimal volatility of principal by investing at least 65% of its assets in adjustable and floating rate mortgage backed securities which are issued or guaranteed by the U.S. government, its agencies or instrumentalities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE
OCTOBER 31, 2000

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CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the
Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 8

What Do Shares Cost? 9

How is the Fund Sold? 10

How to Purchase Shares 10

How to Redeem Shares 11

Account and Share Information 13

Who Manages the Fund? 14

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Financial Information 14

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Report of Ernst & Young LLP, Independent Auditors 25

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income consistent with minimal volatility of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund pursues its investment objective by investing at least 65% of its assets in adjustable (including floating) rate mortgage backed securities which are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Mortgage backed securities generally offer higher yields than comparable U.S. Treasury securities, but are subject to prepayment risk which the Adviser seeks to manage by selecting mortgage backed securities which (based primarily on the Adviser's interest rate outlook) have characteristics that make prepayment less likely. The Fund limits its investments to those that would enable it to qualify as a permissible investment for federal credit unions and Federal savings associations, and as an appropriate direct investment for national banks.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
  Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
  Liquidity Risks. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade, have complex terms or are not widely held.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

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The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's Institutional Shares total return for the nine-month period from January 1, 2000 to September 30, 2000 was 4.25%.

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Within the period shown in the chart, the Fund's Institutional Shares highest quarterly return was 7.43% (quarter ended December 31, 1990). Its lowest quarterly return was (3.05%) (quarter ended March 31, 1990).

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Average Annual Total Return Table

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The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1999.

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Calendar Period	Fund	ML1T	LBARM	LARMFA
1 Year	4.51%	4.03%	4.87%	4.46%
5 Years	6.06%	5.85%	7.14%	5.86%
10 Years	6.03%	N/A	N/A	5.60%

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The table shows the Fund's Institutional Shares total returns averaged over a period of years relative to the Merrill Lynch 1 Year Treasury Index (ML1T) and the Lehman Brothers Adjustable Rate Mortgage Index (LBARM), broad-based market indexes, and the Lipper Adjustable Rate Mortgage Funds Average (LARMFA), an average of funds with similar investment objectives. The ML1T is an unmanaged index tracking one year U.S. Government Securities. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED ARMS FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price).	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.60%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.03%

1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended August 31, 2000.

Total Waiver of Fund Expenses	0.46%
Total Annual Operating Expenses (after waivers)	0.57%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.39% for the fiscal year ended August 31, 2000.

3 The shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.00% for the fiscal year ended August 31, 2000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$105

3 Years	$328

5 Years	$569

10 Years	$1,259

What are the Fund's Investment Strategies?

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The Fund, under normal circumstances, invests at least 65% of its total assets in adjustable rate mortgage securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. It is anticipated that such a portfolio will generally provide higher current yields than money market securities or alternative investments of comparable credit quality and volatility. While the Fund's net asset value will exhibit greater volatility than that of a money market portfolio, it should exhibit less volatility than a portfolio of fixed-rate mortgages. The Fund may invest up to 35% of its total assets in other U.S. government securities, and in mortgage backed securities issued by non-governmental entities which are rated in one of the two highest rating categories by a nationally recognized statistical rating organization (NRSRO). A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy discussion.

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Mortgage backed securities generally offer higher yields than comparable U.S. Treasury securities. The extra yield compensates for prepayment risk. Underlying mortgages, which act as collateral for mortgage securities, may, in most cases, be prepaid by homeowners at any time without penalty. One important reason for prepayments is changes in market interest rates from the time of mortgage origination.

The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage backed securities with characteristics that make prepayment less likely. An important factor in the Adviser's assessment of these characteristics is the Adviser's interest rate outlook. Characteristics that the Adviser may consider in selecting securities include the interest rate formulas of the underlying mortgages, the index upon which the mortgage rate is based, the length of time the underlying mortgages have been outstanding, the prior prepayment history of the mortgages and the federal agencies (if any) that securitize the mortgages.

The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board monetary policy; and
  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

The Adviser may attempt to take advantage of current and potential yield differentials existing from time to time between various government adjustable rate mortgage backed securities in order to increase the Fund's return. In addition, the Adviser may invest up to 35% of the Fund's assets in fixed rate U.S. government mortgage securities, in mortgage backed securities issued by non-governmental entities which are rated in one of the two highest rating categories by an NRSRO, or in U.S. government securities that are not mortgage backed securities, such as U.S. Treasury securities and U.S. government agency securities, when in the Adviser's judgment, such investment will potentially enhance return or manage risk under current or anticipated economic and market conditions. The Fund may also engage in dollar roll transactions for their potential to enhance income.

The Adviser may use collateralized mortgage obligations ("CMOs") with relatively predictable cash flows (such as sequential pay, planned amortization class and targeted amortization class), to reduce pre- payment risk.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified period of time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund principally invests:

Mortgage Backed Securities

Mortgage backed securities represent interests in "pools" (groups) of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Adjustable Rate Mortgages

The Fund invests in interests in pools of adjustable rate mortgages, which are known as ARMs. While fixed rate mortgage securities have a stated interest rate, ARMs have periodic adjustments in the interest rate on the underlying mortgages. The adjustable rate feature of the mortgages underlying the ARMs will help to limit sharp movements in the Fund's net asset value in response to normal fluctuations in interest rates. As interest rates on the mortgages underlying ARMs reset periodically (for example, semi-annually or annually), the yields of the ARMs held in the portfolio will gradually adjust to reflect the overall changes in interest rates.

Collateralized Mortgage Obligations

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of prepayment risk of CMOs depends upon the structure of the CMOs. However, the actual returns of any type of mortgage backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Non-Government Mortgage Backed Securities

Non-government mortgage backed securities (including non-governmental CMOs) are issued by private entities, rather than by U.S. government agencies. These securities involve credit risks and liquidity risks. The Fund may invest in non-government mortgage backed securities that are rated in one of the two highest rating categories by an NRSRO.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risk, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price paid by the dealer or bank exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the adviser.

Delayed Delivery Transactions

Delayed delivery transactions, including when- issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

TO BE ANNOUNCED SECURITIES (TBAS)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

DOLLAR ROLLS

Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks.

Asset Coverage

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In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

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Investment Ratings for Investment Grade Securities

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard and Poor's, an NRSRO, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

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If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage backed securities include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage backed securities. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage backed securities generally fall when interest rates rise. Since rising interest rates generally result in decreased prepayments of mortgage backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

Generally, mortgage backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.

What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge.

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NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial intermediaries, public, and private organizations or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

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Wire Order Number, Dealer Number or Group Number

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Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

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Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Todd A. Abraham

Todd A. Abraham has been the Fund's portfolio manager since August 1995. He is Vice President of the Fund. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

Kathleen M. Foody-Malus

Kathleen M. Foody-Malus has been the Fund's portfolio manager since January 1992. She is Vice President of the Fund. Ms. Foody-Malus joined Federated in 1983 and has been a Senior Portfolio Manager since 1996 and a Vice President of the Fund's Adviser since 1993. She was a Portfolio Manager and a Vice President of the Fund's Adviser from 1993 to 1996. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

ADVISORY FEES

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The Adviser receives an annual investment advisory fee of 0.60% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Financial Information

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FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 25.

Year Ended August 31	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 9.51	$ 9.67	$ 9.74	$ 9.64	$ 9.65
Income From Investment Operations:
Net investment income	0.55	0.51	0.56	0.59	0.58
Net realized and unrealized gain (loss) on investments	(0.02)	(0.16)	(0.07)	0.10	(0.01)

TOTAL FROM INVESTMENT OPERATIONS	0.53	0.35	0.49	0.69	0.57

Less Distributions:
Distributions from net investment income	(0.54)	(0.51)	(0.56)	(0.59)	(0.58)

Net Asset Value, End of Period	$ 9.50	$ 9.51	$ 9.67	$ 9.74	$ 9.64

Total Return[1]	5.77%	3.74%	5.13%	7.31%	6.02%

Ratios to Average Net Assets:

Expenses	0.57%	0.55%	0.55%	0.55%	0.55%

Net investment income	5.75%	5.28%	5.77%	6.03%	5.94%

Expense waiver/reimbursement[2]	0.46%	0.45%	0.44%	0.44%	0.44%

Supplemental Data:

Net assets, end of period (000 omitted)	$283,706	$384,011	$420,988	$498,220	$653,313

Portfolio turnover	73%	83%	56%	84%	134%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

AUGUST 31, 2000

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES--2.1%
$4,205,849	ABN AMRO Mortgage Corp. 1999-8, Floating Rate Note, 7.020%, 12/25/2029	$4,208,982
2,249,935	Homeside Mortgage Securities, Inc. 1998-1, 6.750%, 2/25/2028	2,213,374

	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $6,422,035)	6,422,356

	U.S. GOVERNMENT OBLIGATIONS--95.2%
	Federal Home Loan Mortgage Corp. ARM--28.9%
87,975,115	7.389% - 7.813%, 9/1/2020 -- 7/1/2030	90,217,518

	Federal Home Loan Mortgage Corp. REMIC--10.5%
7,000,000	Series 2209-PJ, 7.000%, 5/15/2019	7,004,060
6,019,701	Series 1896-C, 7.000%, 11/15/2021	6,012,658
11,435,942	Series 1946-PB, 6.500%, 6/15/2008	11,379,597
8,450,000	Series 1732-G, 6.500%, 4/15/2020	8,370,654

	TOTAL	32,766,969

	Federal National Mortgage Association--0.0%
14,305	12.000%, 3/1/2013	15,628

	Federal National Mortgage Association ARM--17.9%
2,663,532	7.892%, 2/1/2020	2,741,626
4,593,965	7.756%, 2/1/2021	4,712,351
5,430,848	7.722%, 9/1/2021	5,559,233
4,880,598	7.706%, 9/1/2018	5,041,023
3,821,853	7.697%, 2/1/2019	3,931,884
5,149,203	6.537%, 10/1/2028	4,974,748
11,236,813	6.462%, 3/1/2029	10,970,950
5,739,385	6.460%, 5/1/2036	5,597,109
6,746,405	6.457%, 5/1/2036	6,582,399
3,292,289	6.446%, 11/1/2027	3,212,188
2,587,644	6.018%, 3/1/2029	2,499,457

	TOTAL	55,822,968

	Federal National Mortgage Association REMIC--4.5%
5,943,989	Series 2000-26-PA, 7.500%, 8/25/2030	5,974,065
4,200,000	Series 1994-60-PE, 6.750%, 11/25/2020	4,173,582
3,951,601	Series 1997-71-A, 6.500%, 3/18/2019	3,912,441

	TOTAL	14,060,088

Principal Amount or Shares		Value
	U.S. GOVERNMENT OBLIGATIONS--continued
	Government National Mortgage Association--3.3%
$6,000,498	9.000%, 8/15/2030	$6,203,015
3,980,942	8.500%, 1/15/2030	4,077,997

	TOTAL	10,281,012

	Government National Mortgage Association ARM--22.0%
11,142,404	7.375%, 1/20/2022 - 3/20/2023	11,172,084
5,898,521	7.125%, 10/20/2023 - 11/20/2023	5,916,339
4,394,348	7.000%, 1/20/2030	4,418,517
13,136,516	6.750%, 7/20/2023 - 7/20/2024	13,192,037
25,445,676	6.500%, 4/20/2029 -- 10/20/2029	25,292,118
7,171,723	6.000%, 4/20/2029	7,047,867
1,783,790	5.000%, 4/20/2029	1,732,007

	TOTAL	68,770,969

	Government National Mortgage Association REMIC--8.1%
7,750,464	Series 1999-43-FA, 7.070%, 11/16/2029	7,755,269
5,439,947	Series 1999-30-PF, 7.120%, 4/16/2029	5,422,050
12,091,606	Series 2000-12-FQ, 7.270%, 6/16/2029	12,074,073

	TOTAL	25,251,392

	TOTAL U.S. GOVERNMENT OBLIGATIONS (IDENTIFIED COST $299,069,239)	297,186,544

	MUTUAL FUND--1.8%[1]
5,744,301	Government Obligations Fund (at net asset value)	5,744,301

	TOTAL INVESTMENTS (IDENTIFIED COST $311,235,575)[2]	$309,353,201

1 Pursuant to an Exemptive Order, the fund may invest in Government Obligations Fund which is managed by Federated Investment Management Company, the fund's adviser. The adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

2 The cost of investments for federal tax purposes amounts to $311,235,575. The net unrealized depreciation of investments on a federal tax basis amounts to $1,882,374 which is comprised of $396,651 appreciation and $2,279,025 depreciation at August 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($312,102,325) at August 31, 2000.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

AUGUST 31, 2000

Assets:
Total investments in securities, at value (identified and tax cost $311,235,575)		$309,353,201
Income receivable		4,081,995
Receivable for shares sold		15,909

TOTAL ASSETS		313,451,105

Liabilities:
Payable for shares redeemed	$100,644
Income distribution payable	1,190,723
Accrued expenses	57,413

TOTAL LIABILITIES		1,348,780

Net assets for 32,857,248 shares outstanding		$312,102,325

Net Assets Consist of:
Paid in capital		$397,999,510
Net unrealized depreciation of investments		(1,882,374)
Accumulated net realized loss on investments		(83,950,208)
Distributions in excess of net investment income		(64,603)

TOTAL NET ASSETS		$312,102,325

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$283,706,134 ÷ 29,867,775 shares outstanding		$9.50

Institutional Service Shares:
$28,396,191 ÷ 2,989,473 shares outstanding		$9.50

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED AUGUST 31, 2000

Investment Income:
Interest (net of dollar roll expense of $524,879)			$22,956,011

Expenses:
Investment adviser fee		$2,180,733
Administrative personnel and services fee		273,787
Custodian fees		56,038
Transfer and dividend disbursing agent fees and expenses		71,246
Directors'/Trustees' fees		12,800
Auditing fees		17,066
Legal fees		4,172
Portfolio accounting fees		116,220
Distribution services fee--Institutional Service Shares		75,406
Shareholder services fee--Institutional Shares		833,233
Shareholder services fee--Institutional Service Shares		75,407
Share registration costs		24,747
Printing and postage		37,723
Insurance premiums		2,439
Miscellaneous		19,140

TOTAL EXPENSES		3,800,157

Waivers and Reimbursement:
Waiver of investment adviser fee	$(758,429)
Waiver of distribution services fee--Institutional Service Shares	(74,501)
Waiver of shareholder services fee--Institutional Shares	(833,233)
Waiver of shareholder services fee--Institutional Service Shares	(905)
Reimbursement investment adviser fee	(1,025)

TOTAL WAIVERS AND REIMBURSEMENT		(1,668,093)

Net expenses			2,132,064

Net investment income			20,823,947

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(3,006,505)
Net change in unrealized depreciation of investments			2,241,310

Net realized and unrealized loss on investments			(765,195)

Change in net assets resulting from operations			$20,058,752

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended August 31	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$20,823,947	$22,986,947
Net realized gain (loss) on investments ($(3,006,505) and $154,668, respectively, as computed for federal tax purposes)	(3,006,505)	(1,188,247)
Net change in unrealized appreciation (depreciation)	2,241,310	(5,642,395)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	20,058,752	16,156,305

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(18,962,262)	(21,452,481)
Institutional Service Shares	(1,643,599)	(1,866,943)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(20,605,861)	(23,319,424)

Share Transactions:
Proceeds from sale of shares	9,366,815	42,550,113
Net asset value of shares issued to shareholders in payment of distributions declared	5,879,975	6,478,661
Cost of shares redeemed	(119,984,951)	(94,151,152)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(104,738,161)	(45,122,378)

Change in net assets	(105,285,270)	(52,285,497)

Net Assets:
Beginning of period	417,387,595	469,673,092

End of period	$312,102,325	$417,387,595

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

AUGUST 31, 2000

ORGANIZATION

Federated ARMs Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income consistent with minimal volatility of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government and agency securities and other fixed income and asset backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-ended registered investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary. Distributions in excess of net investment income were the result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

At August 31, 2000 the Fund, for federal tax purposes, had a capital loss carryforward of $81,880,411, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2002	$13,730,287

2003	$57,180,753

2004	$ 8,689,597

2008	$ 2,279,774

Additionally, net capital losses of $2,033,531 attributable to security transactions incurred after October 31, 1999, are treated as arising on September 1, 2000, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended August 31	2000		1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	757,726	$7,202,941	4,017,476	$38,720,960
Shares issued to shareholders in payment of distributions declared	559,966	5,319,227	604,546	5,801,151
Shares redeemed	(11,815,617)	(112,322,194)	(7,803,994)	(74,921,713)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(10,497,925)	$(99,800,026)	(3,181,972)	$(30,399,602)

Year Ended August 31	2000		1999
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	227,524	$2,163,874	398,206	$3,829,153
Shares issued to shareholders in payment of distributions declared	59,027	560,748	70,541	677,510
Shares redeemed	(805,496)	(7,662,757)	(1,996,613)	(19,229,439)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(518,945)	$(4,938,135)	(1,527,866)	$(14,722,776)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(11,016,870)	$(104,738,161)	(4,709,838)	$(45,122,378)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended August 31, 2000, were as follows:

Purchases	$261,044,124
Sales	$331,044,377

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED ARMS FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated ARMs Fund (the "Fund"), as of August 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated ARMs Fund, at August 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
October 16, 2000

Federated
World-Class Investment Manager

PROSPECTUS

Federated ARMs Fund

INSTITUTIONAL SHARES

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OCTOBER 31, 2000

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A Statement of Additional Information (SAI) dated October 31, 2000 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Federated
Federated ARMs Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-4539
Cusip 314082108

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8100309A-IS (10/00)

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Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

PROSPECTUS

Federated ARMs Fund

INSTITUTIONAL SERVICE SHARES

A mutual fund seeking to provide current income consistent with minimal volatility of principal by investing at least 65% of its assets in adjustable and floating rate mortgage backed securities which are issued or guaranteed by the U.S. government, its agencies or instrumentalities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE
OCTOBER 31, 2000

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

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What are the Principal Securities in Which the
Fund Invests? 5

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What are the Specific Risks of Investing in the Fund? 8

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What Do Shares Cost? 9

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How is the Fund Sold? 10

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How to Purchase Shares 10

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How to Redeem Shares 11

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Account and Share Information 13

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Who Manages the Fund? 14

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Financial Information 14

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Report of Ernst & Young LLP, Independent Auditors 25

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income consistent with minimal volatility of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing at least 65% of its assets in adjustable (including floating) rate mortgage backed securities which are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Mortgage backed securities generally offer higher yields than comparable U.S. Treasury securities, but are subject to prepayment risk which the Adviser seeks to manage by selecting mortgage backed securities which (based primarily on the Adviser's interest rate outlook) have characteristics that make prepayment less likely. The Fund limits its investments to those that would enable it to qualify as a permissible investment for federal credit unions and Federal savings associations, and as an appropriate direct investment for national banks.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
  Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
  Liquidity Risks. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade, have complex terms or are not widely held.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

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The Fund's Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's Institutional Service Shares total return for the nine-month period from January 1, 2000 to September 30, 2000 was 4.06%.

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Within the period shown in the chart, the Fund's Institutional Service Shares highest quarterly return was 3.00% (quarter ended March 31, 1995). Its lowest quarterly return was (0.63%) (quarter ended June 30, 1994).

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Average Annual Total Return Table

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The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1999.

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Calendar Period	Fund	ML1T	LBARM	LARMFA
1 Year	4.25%	4.03%	4.87%	4.46%
5 Years	5.79%	5.85%	7.14%	5.86%
Start of Performance[1]	4.73%	5.03%	6.08%	4.70%

1 The Fund's Institutional Service Shares start of performance date was April 25, 1992.

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The table shows the Fund's Institutional Service Shares total returns averaged over a period of years relative to the Merrill Lynch 1-Year Treasury Index (ML1T) and Lehman Brothers Adjustable Rate Mortgage Index (LBARM), broad-based market indexes, and the Lipper Adjustable Rate Mortgage Funds Average (LARMFA), an average of funds with similar investment objectives. The ML1T is an unmanaged index tracking one year U.S. Government Securities. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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What are the Fund's Fees and Expenses?

FEDERATED ARMS FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.60%
Distribution (12b-1) Fee[3]	0.25%
Shareholder Services Fee[4]	0.25%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.28%

1 Although not contractually obligated to do so, the adviser, distributor and shareholder services provider each waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended August 31, 2000 .

Total Waiver of Fund Expenses	0.46%
Total Annual Operating Expenses (after waivers)	0.82%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.39% for the fiscal year ended August 31, 2000.

3 The distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.00% for the fiscal year ended August 31, 2000.

4 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Service Shares (after the voluntary waiver which amounted to less than 0.01%) was 0.25% for the fiscal year ended August 31, 2000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$130

3 Years	$406

5 Years	$702

10 Years	$1,545

What are the Fund's Investment Strategies?

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The Fund, under normal circumstances, invests at least 65% of its total assets in adjustable rate mortgage securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. It is anticipated that such a portfolio will generally provide higher current yields than money market securities or alternative investments of comparable credit quality and volatility. While the Fund's net asset value will exhibit greater volatility than that of a money market portfolio, it should exhibit less volatility than a portfolio of fixed-rate mortgages. The Fund may invest up to 35% of its total assets in other U.S. government securities, and in mortgage backed securities issued by non-governmental entities which are rated in one of the two highest rating categories by a nationally recognized statistical rating organization (NRSRO). A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy discussion.

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Mortgage backed securities generally offer higher yields than comparable U.S. Treasury securities. The extra yield compensates for prepayment risk. Underlying mortgages, which act as collateral for mortgage securities, may, in most cases, be prepaid by homeowners at any time without penalty. One important reason for prepayments is changes in market interest rates from the time of mortgage origination.

The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage backed securities with characteristics that make prepayment less likely. An important factor in the Adviser's assessment of these characteristics is the Adviser's interest rate outlook. Characteristics that the Adviser may consider in selecting securities include the interest rate formulas of the underlying mortgages, the index upon which the mortgage rate is based, the length of time the underlying mortgages have been outstanding, the prior prepayment history of the mortgages and the federal agencies (if any) that securitize the mortgages.

The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board monetary policy; and
  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

The Adviser may attempt to take advantage of current and potential yield differentials existing from time to time between various government adjustable rate mortgage backed securities in order to increase the Fund's return. In addition, the Adviser may invest up to 35% of the Fund's assets in fixed rate U.S. government mortgage securities, in mortgage backed securities issued by non-governmental entities which are rated in one of the two highest rating categories by an NRSRO, or in U.S. government securities that are not mortgage backed securities, such as U.S. Treasury securities and U.S. government agency securities, when in the Adviser's judgment, such investment will potentially enhance return or manage risk under current or anticipated economic and market conditions. The Fund may also engage in dollar roll transactions for their potential to enhance income.

The Adviser may use collateralized mortgage obligations ("CMOs") with relatively predictable cash flows (such as sequential pay, planned amortization class and targeted amortization class), to reduce prepayment risk.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified period of time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund principally invests:

Mortgage Backed Securities

Mortgage backed securities represent interests in "pools" (groups) of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Adjustable Rate Mortgages

The Fund invests in interests in pools of adjustable rate mortgages, which are known as ARMs. While fixed rate mortgage securities have a stated interest rate, ARMs have periodic adjustments in the interest rate on the underlying mortgages. The adjustable rate feature of the mortgages underlying the ARMs will help to limit sharp movements in the Fund's net asset value in response to normal fluctuations in interest rates. As interest rates on the mortgages underlying ARMs reset periodically (for example, semi-annually or annually), the yields of the ARMs held in the portfolio will gradually adjust to reflect the overall changes in interest rates.

Collateralized Mortgage Obligations

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of prepayment risk of CMOs depends upon the structure of the CMOs. However, the actual returns of any type of mortgage backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Non-Government Mortgage Backed Securities

Non-government mortgage backed securities (including non-governmental CMOs) are issued by private entities, rather than by U.S. government agencies. These securities involve credit risks and liquidity risks. The Fund may invest in non-government mortgage backed securities that are rated in one of the two highest rating categories by an NRSRO.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risk, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price paid by the dealer or bank exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the adviser.

Delayed Delivery Transactions

Delayed delivery transactions, including when- issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

TO BE ANNOUNCED SECURITIES (TBAS)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

DOLLAR ROLLS

Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks.

Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investment Ratings for Investment Grade Securities

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard and Poor's, an NRSRO, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

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If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage backed securities include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage backed securities. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage backed securities generally fall when interest rates rise. Since rising interest rates generally result in decreased prepayments of mortgage backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

Generally, mortgage backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

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Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

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Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.

What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount. An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions, credit unions, savings associations and national banks or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

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DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

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Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Todd A. Abraham

Todd A. Abraham has been the Fund's portfolio manager since August 1995. He is Vice President of the Fund. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

Kathleen M. Foody-Malus

Kathleen M. Foody-Malus has been the Fund's portfolio manager since January 1992. She is Vice President of the Fund. Ms. Foody-Malus joined Federated in 1983 and has been a Senior Portfolio Manager since 1996 and a Vice President of the Fund's Adviser since 1993. She was a Portfolio Manager and a Vice President of the Fund's Adviser from 1993 to 1996. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

ADVISORY FEES

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The Adviser receives an annual investment advisory fee of 0.60% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Financial Information

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FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young, LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 25.

Year Ended August 31	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 9.51	$ 9.67	$ 9.74	$ 9.64	$ 9.65
Income From Investment Operations:
Net investment income	0.52	0.48	0.53	0.56	0.55
Net realized and unrealized gain (loss) on investments	(0.01)	(0.15)	(0.07)	0.10	(0.01)

TOTAL FROM INVESTMENT OPERATIONS	0.51	0.33	0.46	0.66	0.54

Less Distributions:
Distributions from net investment income	(0.52)	(0.49)	(0.53)	(0.56)	(0.55)

Net Asset Value, End of Period	$ 9.50	$ 9.51	$ 9.67	$ 9.74	$ 9.64

Total Return[1]	5.50%	3.49%	4.87%	7.05%	5.75%

Ratios to Average Net Assets:

Expenses	0.82%	0.80%	0.80%	0.80%	0.80%

Net investment income	5.51%	5.03%	5.55%	5.78%	5.69%

Expense waiver/reimbursement[2]	0.46%	0.45%	0.44%	0.44%	0.44%

Supplemental Data:

Net assets, end of period (000 omitted)	$28,396	$33,376	$48,685	$87,322	$109,536

Portfolio turnover	73%	83%	56%	84%	134%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

AUGUST 31, 2000

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES--2.1%
$4,205,849	ABN AMRO Mortgage Corp. 1999-8, Floating Rate Note, 7.020%, 12/25/2029	$4,208,982
2,249,935	Homeside Mortgage Securities, Inc. 1998-1, 6.750%, 2/25/2028	2,213,374

	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $6,422,035)	6,422,356

	U.S. GOVERNMENT OBLIGATIONS--95.2%
	Federal Home Loan Mortgage Corp. ARM--28.9%
87,975,115	7.389% - 7.813%, 9/1/2020 -- 7/1/2030	90,217,518

	Federal Home Loan Mortgage Corp. REMIC--10.5%
7,000,000	Series 2209-PJ, 7.000%, 5/15/2019	7,004,060
6,019,701	Series 1896-C, 7.000%, 11/15/2021	6,012,658
11,435,942	Series 1946-PB, 6.500%, 6/15/2008	11,379,597
8,450,000	Series 1732-G, 6.500%, 4/15/2020	8,370,654

	TOTAL	32,766,969

	Federal National Mortgage Association--0.0%
14,305	12.000%, 3/1/2013	15,628

	Federal National Mortgage Association ARM--17.9%
2,663,532	7.892%, 2/1/2020	2,741,626
4,593,965	7.756%, 2/1/2021	4,712,351
5,430,848	7.722%, 9/1/2021	5,559,233
4,880,598	7.706%, 9/1/2018	5,041,023
3,821,853	7.697%, 2/1/2019	3,931,884
5,149,203	6.537%, 10/1/2028	4,974,748
11,236,813	6.462%, 3/1/2029	10,970,950
5,739,385	6.460%, 5/1/2036	5,597,109
6,746,405	6.457%, 5/1/2036	6,582,399
3,292,289	6.446%, 11/1/2027	3,212,188
2,587,644	6.018%, 3/1/2029	2,499,457

	TOTAL	55,822,968

	Federal National Mortgage Association REMIC--4.5%
5,943,989	Series 2000-26-PA, 7.500%, 8/25/2030	5,974,065
4,200,000	Series 1994-60-PE, 6.750%, 11/25/2020	4,173,582
3,951,601	Series 1997-71-A, 6.500%, 3/18/2019	3,912,441

	TOTAL	14,060,088

Principal Amount or Shares		Value
	U.S. GOVERNMENT OBLIGATIONS--continued
	Government National Mortgage Association--3.3%
$6,000,498	9.000%, 8/15/2030	$6,203,015
3,980,942	8.500%, 1/15/2030	4,077,997

	TOTAL	10,281,012

	Government National Mortgage Association ARM--22.0%
11,142,404	7.375%, 1/20/2022 - 3/20/2023	11,172,084
5,898,521	7.125%, 10/20/2023 - 11/20/2023	5,916,339
4,394,348	7.000%, 1/20/2030	4,418,517
13,136,516	6.750%, 7/20/2023 - 7/20/2024	13,192,037
25,445,676	6.500%, 4/20/2029 -- 10/20/2029	25,292,118
7,171,723	6.000%, 4/20/2029	7,047,867
1,783,790	5.000%, 4/20/2029	1,732,007

	TOTAL	68,770,969

	Government National Mortgage Association REMIC--8.1%
7,750,464	Series 1999-43-FA, 7.070%, 11/16/2029	7,755,269
5,439,947	Series 1999-30-PF, 7.120%, 4/16/2029	5,422,050
12,091,606	Series 2000-12-FQ, 7.270%, 6/16/2029	12,074,073

	TOTAL	25,251,392

	TOTAL U.S. GOVERNMENT OBLIGATIONS (IDENTIFIED COST $299,069,239)	297,186,544

	MUTUAL FUND--1.8%[1]
5,744,301	Government Obligations Fund (at net asset value)	5,744,301

	TOTAL INVESTMENTS (IDENTIFIED COST $311,235,575)[2]	$309,353,201

1 Pursuant to an Exemptive Order, the fund may invest in Government Obligations Fund which is managed by Federated Investment Management Company, the fund's adviser. The adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

2 The cost of investments for federal tax purposes amounts to $311,235,575. The net unrealized depreciation of investments on a federal tax basis amounts to $1,882,374 which is comprised of $396,651 appreciation and $2,279,025 depreciation at August 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($312,102,325) at August 31, 2000.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

AUGUST 31, 2000

Assets:
Total investments in securities, at value (identified and tax cost $311,235,575)		$309,353,201
Income receivable		4,081,995
Receivable for shares sold		15,909

TOTAL ASSETS		313,451,105

Liabilities:
Payable for shares redeemed	$100,644
Income distribution payable	1,190,723
Accrued expenses	57,413

TOTAL LIABILITIES		1,348,780

Net assets for 32,857,248 shares outstanding		$312,102,325

Net Assets Consist of:
Paid in capital		$397,999,510
Net unrealized depreciation of investments		(1,882,374)
Accumulated net realized loss on investments		(83,950,208)
Distributions in excess of net investment income		(64,603)

TOTAL NET ASSETS		$312,102,325

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$283,706,134 ÷ 29,867,775 shares outstanding		$9.50

Institutional Service Shares:
$28,396,191 ÷ 2,989,473 shares outstanding		$9.50

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED AUGUST 31, 2000

Investment Income:
Interest (net of dollar roll expense of $524,879)			$22,956,011

Expenses:
Investment adviser fee		$2,180,733
Administrative personnel and services fee		273,787
Custodian fees		56,038
Transfer and dividend disbursing agent fees and expenses		71,246
Directors'/Trustees' fees		12,800
Auditing fees		17,066
Legal fees		4,172
Portfolio accounting fees		116,220
Distribution services fee--Institutional Service Shares		75,406
Shareholder services fee--Institutional Shares		833,233
Shareholder services fee--Institutional Service Shares		75,407
Share registration costs		24,747
Printing and postage		37,723
Insurance premiums		2,439
Miscellaneous		19,140

TOTAL EXPENSES		3,800,157

Waivers and Reimbursement:
Waiver of investment adviser fee	$(758,429)
Waiver of distribution services fee--Institutional Service Shares	(74,501)
Waiver of shareholder services fee--Institutional Shares	(833,233)
Waiver of shareholder services fee--Institutional Service Shares	(905)
Reimbursement investment adviser fee	(1,025)

TOTAL WAIVERS AND REIMBURSEMENT		(1,668,093)

Net expenses			2,132,064

Net investment income			20,823,947

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(3,006,505)
Net change in unrealized depreciation of investments			2,241,310

Net realized and unrealized loss on investments			(765,195)

Change in net assets resulting from operations			$20,058,752

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended August 31	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$20,823,947	$22,986,947
Net realized gain (loss) on investments ($(3,006,505) and $154,668, respectively, as computed for federal tax purposes)	(3,006,505)	(1,188,247)
Net change in unrealized appreciation (depreciation)	2,241,310	(5,642,395)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	20,058,752	16,156,305

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(18,962,262)	(21,452,481)
Institutional Service Shares	(1,643,599)	(1,866,943)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(20,605,861)	(23,319,424)

Share Transactions:
Proceeds from sale of shares	9,366,815	42,550,113
Net asset value of shares issued to shareholders in payment of distributions declared	5,879,975	6,478,661
Cost of shares redeemed	(119,984,951)	(94,151,152)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(104,738,161)	(45,122,378)

Change in net assets	(105,285,270)	(52,285,497)

Net Assets:
Beginning of period	417,387,595	469,673,092

End of period	$312,102,325	$417,387,595

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

AUGUST 31, 2000

ORGANIZATION

Federated ARMs Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income consistent with minimal volatility of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government and agency securities and other fixed income and asset backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary. Distributions in excess of net investment income were the result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

At August 31, 2000 the Fund, for federal tax purposes, had a capital loss carryforward of $81,880,411, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2002	$13,730,287

2003	$57,180,753

2004	$ 8,689,597

2008	$ 2,279,774

Additionally, net capital losses of $2,033,531 attributable to security transactions incurred after October 31, 1999, are treated as arising on September 1, 2000, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended August 31	2000		1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	757,726	$7,202,941	4,017,476	$38,720,960
Shares issued to shareholders in payment of distributions declared	559,966	5,319,227	604,546	5,801,151
Shares redeemed	(11,815,617)	(112,322,194)	(7,803,994)	(74,921,713)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(10,497,925)	$(99,800,026)	(3,181,972)	$(30,399,602)

Year Ended August 31	2000		1999
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	227,524	$2,163,874	398,206	$3,829,153
Shares issued to shareholders in payment of distributions declared	59,027	560,748	70,541	677,510
Shares redeemed	(805,496)	(7,662,757)	(1,996,613)	(19,229,439)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(518,945)	$(4,938,135)	(1,527,866)	$(14,722,776)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(11,016,870)	$(104,738,161)	(4,709,838)	$(45,122,378)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended August 31, 2000, were as follows:

Purchases	$261,044,124
Sales	$331,044,377

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED ARMS FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated ARMs Fund (the "Fund"), as of August 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated ARMs Fund, at August 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
October 16, 2000

Federated
World-Class Investment Manager

PROSPECTUS

Federated ARMs Fund

INSTITUTIONAL SERVICE SHARES


OCTOBER 31, 2000



A Statement of Additional Information (SAI) dated October 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.


You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
Federated ARMs Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-4539
Cusip 314082207


8100309A-SS (10/00)


Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

MANAGEMENT DISCUSSION AND ANALYSIS

Federated ARMs Fund

Annual Report for Fiscal Year Ended August 31, 2000

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

Federated ARMs Fund invests at least 65% of its total assets in U.S. government adjustable and floating rate mortgage securities. The investment objective of the fund is to provide current income consistent with minimum volatility of principal. The fund is assigned an AAAf credit rating1 by Standard & Poor's. As of August 31, 2000, the average duration of the fund was 0.9 years.

The U.S. economy displayed an impressive blend of high growth and low inflation during the reporting period. While growth soared, Federal Reserve Board (the "Fed") concerns over the potential for higher inflation prompted action. The federal funds target rate was raised a total of 1.25% during the 12-month reporting period as the Fed took action on five separate occasions. Repeatedly, the Fed noted concern that demand could outstrip supply, potentially fueling inflationary pressures. Consumer spending and capital investment remained strong throughout the reporting period although slowing was noted in the latter stages of the year.

Simply put, the U.S. domestic economy performed in a manner that can best be described as remarkable. Gross domestic product and productivity grew at historically rapid rates as the current expansion set the mark as the longest on record. While the consumer price index increased more than one percentage point to 3.4% year-over-year, rapid productivity increases offset inflationary pressures. The latest productivity statistics indicate that working efficiency improved at a greater than 5% rate for the 12-month period ended June 2000; the greatest annual gain since 1983. Due to the impressive productivity increases, unit labor costs declined for the 12-month period ended June 2000. While economic activity remained robust, growth slowed from the torrid rate indicated in the first six months, an indication that the Fed actions took effect.

1 An AAAf rating indicates the fund's portfolio holdings and counterparties provide extremely strong protection against losses from credit defaults. Ratings are subject to change and do not remove market risks. Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Short to intermediate term Treasury yields rose over the reporting period along with the federal funds target rate. One- and five-year yields increased 0.93% and 0.10% year-over-year to yield 6.21% and 5.96%, respectively. Long maturity yields, such as 10- and 30-year Treasury yields, decreased as the U.S. Treasury announced a buyback program combined with a reduced future issuance schedule. Budgetary surpluses of recent periods have reduced the need for debt; $30 billion of Treasury securities are scheduled to be repurchased in the current year. Given declining supplies and strong demand, longer-term Treasurys yields declined. Ten-year Treasury securities yielded 5.72% at period end, a decline of 0.26%.

As long term yields decreased and short rates rose, the adjustable rate mortgage refinance incentive increased. Year-over-year, the incentive increased over one-half percentage point. Accordingly, adjustable rate mortgage pass-through exposure in the fund was decreased. The fund's allocation to London Interbank Offered Rate based floaters and collateralized mortgage obligations, which offered reduced prepayment risk, was increased. The result was enhanced income and a stable net asset value, which closed the period down just one cent despite the significant rise in short-term interest rates.

The fund's net total returns for the Institutional Shares and Institutional Service Shares for the 12-month period ended August 31, 2000 were 5.77%2 and 5.50%,2 respectively, compared to 5.27%3 for the Merrill Lynch 1-year Treasury Index and 5.26%4 for the Lipper ARM fund average.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

3 The Merrill Lynch 1-year Treasury Index is an unmanaged index tracking 1-year U.S. government securities. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. Investments cannot be made in this index.

4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into respective categories indicated. These figures do not reflect sales charges.

INSTITUTIONAL SHARES

Growth of $25,000 Invested in Federated ARMs Fund

[Graphic Representation Omitted - See Appendix]

Average Annual Total Return for the Period Ended August 31, 2000
1 Year	5.77%
5 Years	5.59%
10 Years	6.62%
Start of Performance (12/3/85)	6.38%

The graph above illustrates the hypothetical investment of $25,0001 in the Federated ARMs Fund (Institutional Shares) (the "Fund") from August 31, 1990 to August 31, 2000 compared to the Merrill Lynch 1 Year Treasury Index (ML1T), 2, 3 the Lehman Brothers Adjustable Rate Mortgage Index (LBARM)2, 3 and the Lipper Adjustable Rate Mortgage Funds Average (LARMFA). 2, 3, 4

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated October 31, 2000, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1T, LBARM and the LARMFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 For this illustration, the ML1T, LBARM and the LARMFA began their performance on 1/31/92, in conjunction with the change in investment policy of the Fund. The indexes and the average have been assigned a beginning value of $31,059, the value of the Fund on 1/31/92.

3 The ML1T and the LBARM are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged.

4 The LARMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. Lipper figures do not reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Note: The Fund changed its investment policy from investing primarily in intermediate and long-term U.S. Treasury securities to investing primarily in adjustable rate U.S. government mortgage securities, effective 1/20/92.

INSTITUTIONAL SERVICE SHARES

Growth of $25,000 Invested in Federated ARMs Fund

[Graphic Representation Omitted - See Appendix]

Average Annual Total Return for the Period Ended August 31, 2000
1 Year	5.50%
5 Years	5.33%
Start of Performance (4/25/92)	4.80%

The graph above illustrates the hypothetical investment of $25,0001 in the Federated ARMs Fund (Institutional Service Shares) (the "Fund") from April 25, 1992 (start of performance) to August 31, 2000 compared to the Merrill Lynch 1 Year Treasury Index (ML1T),2 the Lehman Brothers Adjustable Rate Mortgage Index (LBARM)2 and the Lipper Adjustable Rate Mortgage Funds Average (LARMFA).3

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated October 31, 2000, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1T, LBARM and the LARMFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 The ML1T and the LBARM are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged.

3 The LARMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. Lipper figures do not reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Federated
Federated ARMs Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 314082108
Cusip 314082207
G00567-01ARS (10/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

APPENDIX

PROSPECTUSES - RISK/RETURN BAR CHARTS

INSTITUTIONAL SHARES

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated ARMs Fund (Institutional Shares) (the “Fund”) as of the calendar year-end for each of ten years.

The “y” axis reflects the "% Total Return" beginning with "0" and increasing in increments of 4% up to 16%.

The “x” axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1999, The percentages noted are: 6.62%, 15.73%, 3.71%, 4.29%, 0.27%, 8.81%, 6.52%, 6.32%, 4.19%, and 4.51%.

INSTITUTIONAL SERVICE SHARES

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated ARMs Fund (Institutional Service Shares) (the “Fund”) as of the calendar year-end for each of seven years.

The “y” axis reflects the "% Total Return" beginning with "0" and increasing in increments of 2% up to 10%.

The “x” axis represents calculation periods from the earliest first full calendar year-end of the Fund’s start of business through the calendar year ended 1999. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 1999, The percentages noted are: 4.03%, 0.02%, 8.54%, 6.25%, 6.06%, 3.93%, and 4.25%.

MANAGEMENT DISCUSSION AND ANALYSIS

INSTITUTIONAL SHARES

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Shares of Federated ARMs Fund (Institutional Shares) (the “Fund”) are represented by a solid line. The Lehman Brothers Adjustable Rate Mortgage Index (“LBARM”) is represented by a dotted line. The Merrill Lynch 1 Year Treasury Index (“ML1T”) is represented by a broken line and the Lipper Adjustable Rate Mortgage Funds Average (“LARMFA”) is represented by a dashed line. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Shares of the Fund, LBARM, ML1T, and LARMFA. The “x” axis reflects computation periods from 8/31/90 to 8/31/00. The “y” axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund’s Shares as compared to the LBARM, the ML1T, and the LARMFA. The ending values were $47,477, $49,191, $45,606, and $42,153, respectively.

INSTITUTIONAL SERVICE SHARES

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Shares of Federated ARMs Fund (Institutional Service Shares) (the “Fund”) are represented by a solid line. The Lehman Brothers Adjustable Rate Mortgage Index (“LBARM”) is represented by a broken line. The Merrill Lynch 1 Year Treasury Index (“ML1T”) is represented by a dotted line and the Lipper Adjustable Rate Mortgage Funds Average (“LARMFA”) is represented by a dashed line. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Shares of the Fund, LBARM, ML1T, and LARMFA. The “x” axis reflects computation periods from 4/25/92 (start of performance) to 8/31/00. The “y” axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund’s Shares as compared to the LBARM, the ML1T, and the LARMFA. The ending values were $36,978, $41,339, $37,934, and $34,586, respectively.